Inventories, Net - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 391,935	$ 140,745
Work in process	999,049	677,301
Finished goods	3,852,988	3,201,205
Inventory, gross	5,243,972	4,019,251
Less: inventory allowance	(475,935)	(1,158,551)
Inventory, net	$ 4,768,037	$ 2,860,700